ACQUISITIONS, GOODWILL, AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 21, 2022	Mar. 31, 2021	Feb. 26, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 31, 2022	Apr. 21, 2021	Jan. 26, 2021
Investments in equity securities using the fair value method										$ 0	$ 588,637
Investments recorded using the cash method										0	$ 35,000
Intangible assets, net										34,485
Fair value of purchase consideration										$ 339,599
Fair value acquisition		$ 25,000
Short-term liability		$ 50,000					$ 50,000
Description of vesting schedule										The vesting schedule shall be as follows: $50,000 USD shall vest on July 1, 2021, and $100,000 USD, representing the remaining balance, shall be divided into ten equal amounts and will vest on quarterly basis over the next 10 quarters post the initial vesting period of July 1, 2021.
Purchase price recorded value										$ 450,000
Net initial discount on purchase price										110,401
Post acquisition services payment										450,000
Fair value of black scholes model										$ 450,000
Membership interest				51.00%				51.00%		51.00%
Common Stock Shares Issued				89,940,121				89,940,121		58,785,924	33,075,711	9,442,400
Revenues				$ 4,534,681		$ 454,822		$ 6,086,223	$ 693,835	$ 808,902	$ 2,878,161
Net loss				(3,452,489)	$ (1,497,773)	(1,144,146)	$ (1,361,139)			5,373,015
Net loss				$ (3,452,489)		$ (1,144,146)		$ (4,950,262)	$ (2,505,284)	(5,763,947)	$ (4,444,505)
Boston Solar Acquisition [Member]
Revenues	$ 3,839,773
Total consideration	6,064,858
Fair value of stock	1,252,273
Issuance of promissory note with a fair value	897,306
Issuance of convertible promissory note	1,378,111
Holdback additional cash	250,000
Cash paid for acquisition	$ 2,287,168
Common stock shares	14,781,938
Percent of consideration paid	80.10%												80.10%
Acquisition related expenses	$ 615,000
Net loss	$ (721,964)
Class A Convertible Preferred Stock [Member]
Purchase price consideration			$ 414,151
Goodwill and Intangible Asset Impairment										680,772
Goodwill adjustment										72,600
Amortization										$ 14,520
Useful Life										5 years
Gross intangible assets										$ 72,600
Purchase consideration price			$ 414,151							450,000
Membership interest														51.00%
Common Stock Shares Issued														168,350
Revenues										348,877
Net loss										581,344
Contributed net loss										$ 284,859
Warrant
Membership interest				1.00%				1.00%		100.00%				100.00%
Revenues										$ 240,965
Net loss										(458,625)
Debt paid														$ 25,000
Balance outstanding								$ 50,000		50,000
Shares allocated equally										$ 150,000
Vesting Period										3 years